John Hancock Financial Services

U.S. Wealth Management

601 Congress Street

Boston, MA 02210

(617) 663-4324

Fax: (617) 663-2197

E-Mail: aouellette@jhancock.com

Name : Alfred P. Ouellette

Title:	Assistant Vice President and
Senior Counsel

January 3, 2008

EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	John Hancock Tax-Exempt Securities Trust– (the “Trust”)

Prospectuses and Statement of Additional Information:

--John Hancock Massachusetts Tax-Free Income Fund and

--John Hancock New York Tax-Free Income Fund (the “Funds”);

File Nos. 811-5079 and 33-12947

CERTIFICATE UNDER RULE 497(j)

Gentlemen and Ladies:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of the Funds’ Prospectuses and the Funds’ Statement of Additional Information dated January 1, 2008 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

Sincerely,

/s/Alfred P. Ouellette

Alfred P. Ouellette